Significant Accounting Policies - Additional Information (Detail)	9 Months Ended
Dec. 31, 2020
Other intangible assets [member]
Statement [Line Items]
Estimated useful lives of intangible assets	5 years
Bottom of range [member] | Buildings [member]
Statement [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Bottom of range [member] | Machinery and equipment [member]
Statement [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Bottom of range [member] | Vehicles and equipment on operating leases [member]
Statement [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Bottom of range [member] | Capitalised development cost [member]
Statement [Line Items]
Estimated useful lives of intangible assets	5 years
Top of range [member] | Buildings [member]
Statement [Line Items]
Estimated useful lives of property, plant and equipment	65 years
Top of range [member] | Machinery and equipment [member]
Statement [Line Items]
Estimated useful lives of property, plant and equipment	20 years
Top of range [member] | Vehicles and equipment on operating leases [member]
Statement [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Top of range [member] | Capitalised development cost [member]
Statement [Line Items]
Estimated useful lives of intangible assets	10 years